Disposition and Discontinued Operations (Tables)	12 Months Ended
Jun. 30, 2012
Schedule Of Disposal Groups Including Discontinued Operations Balance Sheet [Table TextBlock]

The assets and liabilities of P3A as of December 31, 2008 and 2009 are comprised of the following:

	2008	2009	2009
	(RMB'000)	(RMB'000)	(US$'000)
Current assets	231,565	257,699	39,045
Non-current assets	202,815	172,344	26,113
Accounts payable and other liabilities	(232,182)	(246,995)	(37,423)
Net assets	202,198	183,048	27,735

Disclosure Of Long Lived Assets And Liabilities Held For Sale [Table Text Block]

The assets and liabilities classified as held for sale are comprised of the following:

	2010	2011	2012	2012
	(RMB'000)	(RMB'000)	(RMB'000)	(US$'000)
Assets classified as held for sale
Cash and cash equivalents	—	383,330	—	—
Property, plant and equipment	—	3,249	27,794	4,375
Intangibles	—	1,499	—	—
Finance and other receivables	—	2,317,830	—	—
	—	2,705,909	27,794	4,375
Liabilities classified as held for sale
Finance and other payables	—	(2,236,559)	—	—
	—	(2,236,559)	—	—

Pwf [Member]
Schedule Of Disposal Groups Including Discontinued Operations Income Statement [Table Text Block]

Results of the PWF discontinued operations are as follows:

Results of discontinued operations	From April 30, 2011 (acquisiti on date) to June 30, 2011
	(RMB'000)	(US$'000)
Revenue from discontinued operations	30,676	4,746
Pretax loss	(135)	(21)
Loss from discontinued operations	(2,852)	(441)

P3a [Member]
Schedule Of Disposal Groups Including Discontinued Operations Income Statement [Table Text Block]
There is no other significant income tax on discontinued operations for 2008, 2009, and 2010. Results of the P3A discontinued operations are as follows:

Discontinued Operations	2008	2009	From January 1, 2010 to date of disposal
	(RMB'000)	(RMB'000)	(RMB'000)	(US$'000)
Revenue from discontinued operations	465,064	173,956	112,277	17,012
Pretax income (loss)	121,053	(25,378)	(192,468)	(29,162)
Income (loss) from discontinued operations	121,053	(25,378)	(1,314)	(199)